UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22690

Tortoise Energy Independence Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Michelle Kelly
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments.

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2012
	Shares	Fair Value
Common Stock - 59.8% (1)
Natural Gas Pipelines - 2.7% (1)(2)
United States - 2.7% (1)
EQT Corporation	47,300	$2,552,308
National Fuel Gas Company	113,800	5,678,620
		8,230,928
Oil and Gas Production - 57.1% (1)
Canada - 14.9% (1)
ARC Resources Ltd.	323,300	7,645,065
Baytex Energy Corp.	85,500	3,892,815
Canadian Natural Resources Limited	201,700	6,131,680
Crescent Point Energy Corp.	276,400	11,493,417
Encana Corporation	140,200	3,112,440
Enerplus Corporation	267,100	4,212,167
Penn West Petroleum Ltd.	162,300	2,304,660
Suncor Energy Inc.	239,300	7,485,304
The Netherlands - 2.4% (1)
Royal Dutch Shell plc (ADR)	105,400	7,374,838
United Kingdom - 2.4% (1)
BP p.l.c. (ADR)	179,400	7,545,564
United States - 37.4% (1)
Anadarko Petroleum Corporation (2)	181,600	12,579,432
Apache Corporation (2)	99,300	8,514,975
Cabot Oil & Gas Corporation (2)	60,300	2,497,023
Chesapeake Energy Corporation (2)	133,100	2,575,485
Chevron Corporation	65,000	7,290,400
Concho Resources Inc. (2)(3)	29,700	2,665,278
ConocoPhillips	58,900	3,344,931
Continental Resources, Inc. (2)(3)	62,887	4,657,412
Denbury Resources Inc. (2)(3)	254,000	3,934,460
Devon Energy Corporation (2)	153,700	8,888,471
EOG Resources, Inc. (2)	50,400	5,458,320
Hess Corporation (2)	45,900	2,319,327
Marathon Oil Corporation (2)	262,900	7,313,878
Newfield Exploration Company (2)(3)	59,500	1,941,485
Occidental Petroleum Corporation (2)	173,900	14,783,239
Pioneer Natural Resources Company (2)	89,300	8,694,248
QEP Resources, Inc. (2)	125,500	3,600,595
Range Resources Corporation (2)	132,500	8,637,675
Southwestern Energy Company (2)(3)	90,800	2,826,604
Whiting Petroleum Corporation (2)(3)	84,500	3,761,940
		177,483,128
Total Common Stock (Cost $186,303,958)		185,714,056

Master Limited Partnerships and Related Companies - 14.5% (1)
Crude/Refined Products Pipelines - 4.1% (1)
United States - 4.1% (1)
Enbridge Energy Management, L.L.C. (4)	123,726	3,851,590
Kinder Morgan Management, LLC (4)	55,100	4,084,012
Magellan Midstream Partners, L.P.	37,000	3,069,890
Plains All American Pipeline, L.P.	22,100	1,912,313
		12,917,805
Natural Gas/Natural Gas Liquids Pipelines - 3.8% (1)
United States - 3.8% (1)
Energy Transfer Partners, L.P.	86,958	3,714,846
Enterprise Products Partners L.P.	38,200	2,039,880
Regency Energy Partners LP	126,040	2,916,565
Williams Partners L.P.	63,900	3,295,962
		11,967,253
Natural Gas Gathering/Processing - 1.1% (1)
United States - 1.1% (1)
DCP Midstream Partners, LP	44,100	1,902,474
Targa Resources Partners LP	34,200	1,385,784
		3,288,258
Oil and Gas Production — 5.5%(1)
United States — 5.5%(1)
BreitBurn Energy Partners L.P.	191,100	3,739,827
EV Energy Partners, L.P.	59,144	3,712,469
Legacy Reserves, L.P.	98,300	2,741,587
Linn Energy, L.L.C.	89,700	3,566,472
Pioneer Southwest Energy Partners L.P.	106,200	2,718,720
Vanguard Natural Resources, LLC	17,800	509,436
		16,988,511

Total Master Limited Partnerships and Related Companies (Cost $44,452,971)		45,161,827

Short-Term Investments - 28.0% (1)
United States Investment Companies - 28.0% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.16% (5)	83,220,166	83,220,166
Invesco Liquid Assets Institutional Portfolio - Institutional Class, 0.17% (5)	3,891,255	3,891,255
Total Short-Term Investments (Cost $87,111,421)		87,111,421

Total Investments - 102.3% (1) (Cost $317,868,350)		317,987,304
Total Value of Options Written (Premiums received $1,254,248) - (0.2%) (1)		(503,742)
Other Assets and Liabilities - (2.1%) (1)		(6,624,802)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$310,858,760

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3) Non-income producing security.
(4) Security distributions are paid-in-kind.
(5) Rate indicated is the current yield as of August 31, 2012.

Key to abbreviation
ADR = American Depository Receipts

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
August 31, 2012

Call Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Anadarko Petroleum Corporation	September 2012	$ 75.00	706	$ (16,238)
Anadarko Petroleum Corporation	September 2012	77.50	1,110	(8,880)
Apache Corporation	September 2012	95.00	993	(4,965)
Cabot Oil & Gas Corporation	September 2012	46.00	314	(9,420)
Cabot Oil & Gas Corporation	September 2012	47.00	252	(3,780)
Cabot Oil & Gas Corporation	September 2012	48.00	37	(185)
Chesapeake Energy Corporation	September 2012	21.00	584	(11,680)
Chesapeake Energy Corporation	September 2012	22.00	747	(5,976)
Concho Resources Inc.	September 2012	100.00	169	(4,225)
Concho Resources Inc.	September 2012	105.00	128	(1,280)
Continental Resources, Inc.	September 2012	75.00	173	(42,385)
Continental Resources, Inc.	September 2012	80.00	455	(31,850)
Denbury Resources Inc.	September 2012	17.00	1,452	(21,780)
Denbury Resources Inc.	September 2012	18.00	865	(3,460)
Devon Energy Corporation	September 2012	65.00	1,537	(9,222)
EOG Resources, Inc.	September 2012	120.00	504	(21,672)
EQT Corporation	September 2012	60.00	473	(7,095)
Hess Corporation	September 2012	52.50	252	(16,128)
Hess Corporation	September 2012	55.00	207	(4,347)
Marathon Oil Corporation	September 2012	29.00	2,050	(47,150)
Marathon Oil Corporation	September 2012	30.00	579	(3,474)
National Fuel Gas Company	September 2012	55.00	240	(5,040)
Newfield Exploration Company	September 2012	35.00	595	(12,495)
Occidental Petroleum Corporation	September 2012	95.00	161	(805)
Occidental Petroleum Corporation	September 2012	97.50	1,578	(1,578)
Pioneer Natural Resources Company	September 2012	105.00	303	(25,755)
Pioneer Natural Resources Company	September 2012	110.00	590	(20,060)
QEP Resources, Inc.	September 2012	30.00	1,255	(65,260)
Range Resources Corporation	September 2012	70.00	503	(39,737)
Range Resources Corporation	September 2012	72.50	714	(24,990)
Range Resources Corporation	September 2012	75.00	108	(2,160)
Southwestern Energy Company	September 2012	34.00	226	(5,198)
Southwestern Energy Company	September 2012	35.00	640	(8,320)
Southwestern Energy Company	September 2012	36.00	42	(252)
Whiting Petroleum Corporation	September 2012	49.00	845	(16,900)

Total Value of Call Options Written (Premiums received $1,254,248)				$ (503,742)

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

    Level 1 – quoted prices in active markets for identical investments
    Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
    Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2012.  These assets and liabilities are measured on a recurring basis.

Description	Fair Value at August 31, 2012	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$185,714,056	$185,714,056	$-	$-
Master Limited Partnerships and Related Companies(a)	45,161,827	45,161,827	-	-
Total Equity Securities	230,875,883	230,875,883	-	-
Other:
Short-Term Investments(b)	87,111,421	87,111,421	-	-
Total Assets	$317,987,304	$317,987,304	$-	$-
Liabilities
Written Call Options	$503,742	$503,742	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investments are sweep investments for cash balances in the Company at August 31, 2012.

The Company did not hold any Level 3 securities during the period ended August 31, 2012.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments and liabilities.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period ended August 31, 2012.

As of August 31, 2012, the aggregate cost of securities for federal income tax purposes was $317,816,370.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $2,474,569, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $2,303,635 and the net unrealized appreciation was $170,934.

Item 2. Controls and Procedures.
(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Independence Fund, Inc.

Date: October 29, 2012	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Independence Fund, Inc.

Date: October 29, 2012	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Energy Independence Fund, Inc.

Date: October 29, 2012	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer